Income tax - Analysis of deferred taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Analysis of consolidated deferred taxes
Net operating loss	$ 44,735	$ 880,530	$ 38,547	$ (2,698,800)
Deferred income tax assets					$ 2,029,811	$ 1,304,033	$ 978,683
Deferred income tax liabilities					2,531,961	2,357,870	2,256,550
Deferred tax liability, net		(1,053,837)	(1,277,867)	(340,895)	(502,150)	(1,053,837)	(1,277,867)
Reflected in consolidated statement of financial position
Deferred tax assets	30,143				593,302	562,445	559,083
Deferred tax liabilities	$ (55,655)				(1,095,452)	(1,616,282)	(1,836,950)
Deferred tax liability, net		(1,053,837)	(1,277,867)	(340,895)	(502,150)	(1,053,837)	(1,277,867)
Reconciliation of deferred tax liability, net
Deferred tax (liability) asset, net - beginning of the year		(1,053,837)	(1,277,867)	(340,895)
Deferred income tax benefit (expense) during the current year recorded on profits		468,377	211,480	(749,696)
Deferred income benefit (expense) during the current year recorded in accumulated other comprehensive income (loss)		83,310	12,550	(187,276)
Deferred tax (liability) asset, net - end of the year		(502,150)	(1,053,837)	(1,277,867)
Deferred tax assets
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		642,468	312,800	46,369
Intangible
Analysis of consolidated deferred taxes
Deferred income tax assets					460,590	463,211	481,626
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(2,621)	(18,415)	(16,637)
Provisions
Analysis of consolidated deferred taxes
Deferred income tax assets					324,445	351,989	343,294
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(27,544)	8,695	56,727
Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Deferred income tax assets					309,320	343,082	33,324
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(33,762)	309,758	(25,030)
Extension lease agreement
Analysis of consolidated deferred taxes
Deferred income tax assets					149,305	143,135	101,724
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		6,170	41,411	25,405
Unearned transportation revenue
Analysis of consolidated deferred taxes
Deferred income tax assets					735,355	35,941	65,755
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		699,414	(29,814)	7,039
Allowance for doubtful accounts
Analysis of consolidated deferred taxes
Deferred income tax assets					4,902	7,324	6,891
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(2,422)	433	(2,179)
Employee benefits
Analysis of consolidated deferred taxes
Deferred income tax assets					5,446	5,786	4,031
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		1,456	1,222	886
Employee profit sharing
Analysis of consolidated deferred taxes
Deferred income tax assets					4,493	2,716	3,206
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		1,777	(490)	158
Financial instruments
Analysis of consolidated deferred taxes
Deferred income tax assets					35,955
Deferred income tax liabilities						49,151	61,168
Deferred tax liabilities
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(174,091)	101,320	(796,065)
Supplemental rent
Analysis of consolidated deferred taxes
Deferred income tax liabilities					1,595,519	1,563,363	1,339,610
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(32,156)	223,753	(363,783)
Rotable spare parts, furniture and equipment, net
Analysis of consolidated deferred taxes
Deferred income tax liabilities					645,024	476,917	368,027
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(168,107)	108,890	(103,926)
Prepaid expenses and other assets
Analysis of consolidated deferred taxes
Deferred income tax liabilities					170,466	196,152	435,738
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		25,686	(239,586)	(280,660)
Inventories
Analysis of consolidated deferred taxes
Deferred income tax liabilities					88,895	88,169	72,883
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(726)	15,286	(23,979)
Other prepayments
Analysis of consolidated deferred taxes
Deferred income tax liabilities					32,057	33,269	40,292
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		1,212	(7,023)	(23,717)
Costa Rica
Analysis of consolidated deferred taxes
Deferred income tax assets					$ 0	$ 0	$ 0
Costa Rica | Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Net operating loss		$ 170,731	$ 300,613	$ 57,414